Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2012
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net

(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2012		December 31, 2011
	RMB	US$	RMB
Accounts receivable	11,943	1,917	16,213
Less: Allowance for doubtful accounts	(1,196)	(192)	(1,785)
	10,747	1,725	14,428

Bills receivable	10,840	1,740	38,029
	21,587	3,465	52,457

An analysis of the allowance for doubtful accounts for 2012, 2011 and 2010 is as follows:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Balance at beginning of year	1,785	287	2,140	2,259
Bad debt (recovery) expense	(589)	(95)	(355)	(119)
Write-offs	-	-	-	-

Balance at end of year	1,196	192	1,785	2,140

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.